Perpetual subordinated convertible securities (Details)							12 Months Ended
	Dec. 31, 2018 USD ($) shares	Aug. 29, 2018 USD ($)	Jun. 29, 2018 USD ($)	Jun. 14, 2018	Dec. 14, 2017 USD ($) $ / $ $ / shares $ / shares	Dec. 14, 2017 USD ($) $ / $ $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Apr. 23, 2018 USD ($)	Aug. 17, 2016 $ / $
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of perpetual subordinated convertible securities							$ 499,775,000	$ 64,350,000
Distribution paid to perpetual subordinated convertible securities holders							6,300,000
Fixed exchange rate | $ / $										7.7677
Perpetual subordinated convertible securities
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 65,000,000	$ 65,000,000
Par value of subordinate debt | $ / shares					$ 250,000	$ 250,000
Net book value of PSCS	$ 563,800,000						563,800,000
Issue expenses on PSCS	$ 1,200,000						$ 1,200,000
Number of shares issued up on conversion of PSCS | shares	344,985,992						0
Distribution paid to perpetual subordinated convertible securities holders						$ 0	$ 6,300,000
Distribution Rate (as a percent)				2.00%
Initial conversion ratio						152,648.6697
Initial conversion price | $ / shares					$ 12.78
Fixed exchange rate | $ / $					7.8034	7.8034
Perpetual subordinated convertible securities | Minimum
Disclosure of detailed information about borrowings [line items]
Conversion period						40 days
Perpetual subordinated convertible securities | China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 300,000,000
Proceeds from issuance of perpetual subordinated convertible securities		$ 300,000,000
Perpetual subordinated convertible securities | Datang
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 200,000,000
Proceeds from issuance of perpetual subordinated convertible securities			$ 200,000,000